Related Parties - Summary of Borrowings Arising From Related Party Transactions (Details) - Korea Development Bank ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	₩ 222,497
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	504,095
Repayment	(459,165)
Others	58,594
Ending balance	326,021
Facility
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	96,584
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(12,387)
Others	906
Ending balance	85,103
Others
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	2,133
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(375)
Others	0
Ending balance	1,758
Operating funds
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	62,433
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	478,394
Repayment	(442,027)
Others	21,200
Ending balance	120,000
Syndicated Loans
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	12,455
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(978)
Others	(529)
Ending balance	10,948
EBL
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	48,892
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	25,701
Repayment	(3,398)
Others	37,017
Ending balance	₩ 108,212